SCHEDULE OF NON-VESTED SHARE ACTIVITY (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares [1]
Equity [Abstract]
Options Non-vested, Beginning	326,348
Weighted Average Grant Date Fair Value, Non-Vested Beginning Balance | $ / shares	$ 1.01
Options Granted
Options Vested	(297,681)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 1.01
Options Canceled	(28,667)
Weighted Average Grant Date Fair Value, Canceled | $ / shares	$ 1.01
Options Non-vested, Ending
Weighted Average Grant Date Fair Value, Non-Vested Ending Balance | $ / shares

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.